INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Deferred Tax Asset Deductible Research and Development Expenditure	$ 47,443
Tax Credit Carryforward, Expiration Date	Dec. 31, 2015
Operating Loss Carryforwards, Expiration Date	2027
Canada
Tax Credit Carryforward [Line Items]
Non Capital Losses	87,950
U.S. federal
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	11,100
Non Capital Losses	5,100
Provincial
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	8,500
U.S. state
Tax Credit Carryforward [Line Items]
Non Capital Losses	$ 1,346